Commitments and Contingencies (Details) - Schedule of weighted-average remaining lease term	Mar. 31, 2022	Dec. 31, 2021
Schedule of weighted-average remaining lease term [Abstract]
Weighted average remaining lease term (in years) - operating leases	3 years 9 months 29 days	4 years 9 months 29 days
Weighted average discount rate - operating leases	9.00%	9.00%